Document and Entity Information	Mar. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001534133
Document Type	8-K
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	Graybug Vision, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	274 Redwood Shores Parkway
Entity Address, Address Line Two	P.O. Box 144
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	487-2805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	GRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false